Long-term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Long-term Debt
Summary of long-term debt, including capital lease obligations

	March 31,	December 31,
	2021	2020
Capital lease obligation	$1,305	$1,305
Promissory note	—	2,990
Convertible notes payable, net	—	3,325
Paycheck Protection Program loan	—	1,749
	1,305	9,369
Current portion of long-term debt	(55)	(6,370)
Long-term Debt	$1,250	$2,999

	2020	2019
Term note payable	$—	$9
Capital lease obligation	1,305	—
Promissory note	2,990	—
Convertible notes payable, net	3,325	2,816
Paycheck Protection Program loan	1,749	—
	9,369	2,825
Current portion of long-term debt	(6,370)	(2,825)
Long-term Debt	$2,999	$—

Schedule of warrant assumptions

Maturity	4 years
Risk-free interest rate	0.27%
Volatility	85.00%
Dividend yield	0.00%
Weighted average fair value per common share	1.89

Schedule of stock warrants	The following is an analysis of the warrants to purchase shares of the Company’s stock deemed acquired as part of the Merger and outstanding during the three months ended March 31, 2021:

March 31, 2021
Stock warrants outstanding–Public	10,185,774
Stock warrants outstanding–Private	6,074,310
Stock warrants cancelled	—
Stock warrants exercised	—
Stock warrants outstanding	16,260,084

	2020	2019
Stock warrants outstanding, January 1	699,026	239,121
Stock warrants issued with convertible notes payable	78,239	459,905
Stock warrants cancelled	—	—
Stock warrants exercised	—	—
Stock warrants outstanding, December 31	777,265	699,026